Schedule of Investments (unaudited)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.4%
Boeing Co. (The)
1.17%, 02/04/23 (Call 02/28/22)	$4,975	$4,968,831
1.88%, 06/15/23 (Call 04/15/23)	1,290	1,293,419
2.80%, 03/01/23 (Call 02/01/23)(a)	1,152	1,168,001
4.51%, 05/01/23 (Call 04/01/23)	11,272	11,654,459
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	2,684	2,706,760
3.38%, 05/15/23 (Call 04/15/23)	3,788	3,889,215
L3Harris Technologies Inc., 3.85%, 06/15/23
(Call 05/15/23)(a)	3,573	3,677,760
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	3,408	3,465,118
Northrop Grumman Corp., 3.25%, 08/01/23	4,727	4,855,575
Raytheon Technologies Corp., 3.70%, 12/15/23
(Call 09/15/23)	1,842	1,907,391
Teledyne Technologies Inc., 0.65%, 04/01/23	492	487,287
		40,073,816
Agriculture — 0.6%
Philip Morris International Inc.
1.13%, 05/01/23	1,742	1,741,494
2.13%, 05/10/23 (Call 03/10/23)	2,184	2,204,486
2.63%, 03/06/23(a)	2,472	2,511,033
3.60%, 11/15/23(a)	1,673	1,736,641
Reynolds American Inc., 4.85%, 09/15/23(a)	2,058	2,161,641
		10,355,295
Airlines — 0.3%
Southwest Airlines Co., 4.75%, 05/04/23	4,635	4,813,911

Apparel — 0.2%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	2,963	2,999,119

Auto Manufacturers — 5.4%
American Honda Finance Corp.
0.35%, 04/20/23	70	69,262
0.65%, 09/08/23(a)	2,605	2,577,595
0.88%, 07/07/23	4,434	4,409,081
1.95%, 05/10/23	2,171	2,190,582
2.05%, 01/10/23(a)	2,507	2,529,513
3.45%, 07/14/23(a)	1,810	1,865,350
3.63%, 10/10/23	5,561	5,769,871
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)(a)	2,364	2,446,078
General Motors Co.
4.88%, 10/02/23	5,503	5,783,983
5.40%, 10/02/23	3,937	4,173,063
General Motors Financial Co. Inc.
1.70%, 08/18/23(a)	4,675	4,676,683
3.25%, 01/05/23 (Call 12/05/22)	3,100	3,154,932
3.70%, 05/09/23 (Call 03/09/23)	4,335	4,437,306
4.15%, 06/19/23 (Call 05/19/23)	3,670	3,787,367
4.25%, 05/15/23	2,736	2,827,683
PACCAR Financial Corp.
0.35%, 08/11/23	704	690,124
0.80%, 06/08/23(a)	480	477,091
1.90%, 02/07/23	1,135	1,145,158
2.65%, 04/06/23	531	540,271
3.40%, 08/09/23	983	1,013,257
Stellantis NV, 5.25%, 04/15/23	5,857	6,104,517
Toyota Motor Corp., 3.42%, 07/20/23(a)	2,463	2,541,250
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.40%, 04/06/23	$1,385	$1,373,671
0.50%, 08/14/23	5,480	5,420,980
1.35%, 08/25/23(a)	3,520	3,525,104
2.25%, 10/18/23(a)	2,687	2,729,159
2.63%, 01/10/23(a)	2,922	2,967,612
2.70%, 01/11/23	2,207	2,242,533
2.90%, 03/30/23	6,174	6,301,864
3.45%, 09/20/23(a)	3,372	3,487,693
		91,258,633
Banks — 27.0%
Banco Bilbao Vizcaya Argentaria SA, 0.88%, 09/18/23	4,645	4,592,930
Banco Santander SA
3.13%, 02/23/23	3,563	3,631,125
3.85%, 04/12/23	4,377	4,503,058
Bank of America Corp.
3.30%, 01/11/23(a)	13,435	13,723,987
4.10%, 07/24/23(a)	8,045	8,384,982
Bank of Montreal
0.40%, 09/15/23(a)	6,065	5,974,146
0.45%, 12/08/23	3,475	3,411,547
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	2,663	2,620,339
1.85%, 01/27/23 (Call 01/02/23)(a)	1,797	1,811,951
2.20%, 08/16/23 (Call 06/16/23)	4,465	4,526,706
2.95%, 01/29/23 (Call 12/29/22)(a)	3,756	3,826,162
3.45%, 08/11/23	1,938	2,000,035
3.50%, 04/28/23	2,382	2,449,887
Bank of Nova Scotia (The)
0.40%, 09/15/23	4,135	4,072,768
0.55%, 09/15/23	2,432	2,398,584
0.80%, 06/15/23	358	355,623
1.63%, 05/01/23	4,514	4,533,049
1.95%, 02/01/23	3,689	3,724,341
2.38%, 01/18/23(a)	2,045	2,072,301
BNP Paribas SA, 3.25%, 03/03/23	5,178	5,292,589
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	5,910	5,837,543
0.50%, 12/14/23	2,639	2,586,194
0.95%, 06/23/23	3,533	3,513,251
3.50%, 09/13/23(a)	4,440	4,596,377
Citigroup Inc.
3.38%, 03/01/23(a)	2,063	2,109,376
3.50%, 05/15/23	4,381	4,495,125
3.88%, 10/25/23(a)	4,122	4,300,276
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23
(Call 02/28/23)	2,320	2,376,701
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	3,929	4,053,039
Cooperatieve Rabobank U.A., 4.63%, 12/01/23(a)	195	205,183
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23(a)	4,652	4,728,944
Credit Suisse AG/New York NY
0.52%, 08/09/23	5,180	5,111,728
1.00%, 05/05/23	7,363	7,337,819
Credit Suisse Group AG, 3.80%, 06/09/23	7,336	7,552,192
Deutsche Bank AG/New York NY
3.95%, 02/27/23	4,191	4,297,535
Series E, 0.96%, 11/08/23	5,795	5,731,255
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	3,272	3,336,197
4.20%, 08/08/23(a)	4,031	4,191,676

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp., 1.63%, 05/05/23 (Call 04/05/23)	$2,152	$2,160,608
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	2,695	2,715,482
First Horizon Corp., 3.55%, 05/26/23 (Call 04/26/23)	2,030	2,075,127
First-Citizens Bank & Trust Co., 5.00%, 08/01/23	20	20,993
FNB Corp./PA, 2.20%, 02/24/23 (Call 01/24/23)	750	753,698
Goldman Sachs Group Inc. (The)
0.52%, 03/08/23 (Call 03/08/22)	2,025	2,009,387
1.22%, 12/06/23 (Call 12/06/22)	7,000	6,964,790
3.20%, 02/23/23 (Call 01/23/23)(a)	6,423	6,555,892
3.63%, 01/22/23(a)	8,224	8,434,288
HSBC Holdings PLC, 3.60%, 05/25/23	7,409	7,628,158
Huntington National Bank (The)
1.80%, 02/03/23 (Call 01/03/23)	1,843	1,855,606
3.55%, 10/06/23 (Call 09/06/23)	3,707	3,831,481
ING Groep NV, 4.10%, 10/02/23	6,047	6,303,514
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	6,428	6,532,969
3.20%, 01/25/23(a)	6,641	6,785,707
3.38%, 05/01/23	7,703	7,899,581
KeyBank N.A./Cleveland OH
1.25%, 03/10/23	2,978	2,978,149
3.38%, 03/07/23(a)	2,166	2,216,858
Lloyds Banking Group PLC, 4.05%, 08/16/23	7,090	7,359,207
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,687	2,766,401
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	1,819	1,850,159
3.46%, 03/02/23	5,716	5,853,355
3.76%, 07/26/23	8,067	8,341,197
Mizuho Financial Group Inc., 3.55%, 03/05/23	4,201	4,302,790
Morgan Stanley
3.13%, 01/23/23(a)	9,010	9,187,857
3.75%, 02/25/23	8,875	9,136,546
4.10%, 05/22/23	7,383	7,628,189
National Australia Bank Ltd./New York
2.88%, 04/12/23	1,838	1,874,925
3.00%, 01/20/23(a)	2,901	2,957,686
3.63%, 06/20/23	3,056	3,156,634
National Bank of Canada, 2.10%, 02/01/23	4,746	4,797,162
Natwest Group PLC
3.88%, 09/12/23	11,002	11,347,023
6.10%, 06/10/23(a)	609	642,477
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)(a)	2,397	2,439,235
3.50%, 06/08/23 (Call 05/09/23)	2,815	2,898,718
3.80%, 07/25/23 (Call 06/25/23)	2,603	2,688,170
Royal Bank of Canada
0.50%, 10/26/23(a)	4,254	4,190,956
1.60%, 04/17/23	3,689	3,707,851
1.95%, 01/17/23	3,552	3,584,359
3.70%, 10/05/23(a)	5,928	6,157,295
Santander Holdings USA Inc., 3.40%, 01/18/23
(Call 12/18/22)	4,210	4,286,327
Santander UK PLC, 2.10%, 01/13/23(a)	2,987	3,016,452
State Street Corp.
3.10%, 05/15/23	4,550	4,660,883
3.70%, 11/20/23	4,261	4,437,618
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23(a)	1,930	1,967,249
3.95%, 07/19/23	1,840	1,905,909
Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	$5,477	$5,580,515
3.75%, 07/19/23(a)	2,669	2,757,878
3.94%, 10/16/23(a)	3,879	4,035,595
Svenska Handelsbanken AB, 3.90%, 11/20/23	5,057	5,290,431
Toronto-Dominion Bank (The)
0.25%, 01/06/23(a)	5,280	5,247,950
0.30%, 06/02/23	2,625	2,593,343
0.45%, 09/11/23	4,629	4,564,981
0.75%, 06/12/23	6,590	6,548,219
3.50%, 07/19/23	5,899	6,089,066
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	3,496	3,501,524
2.75%, 05/01/23 (Call 04/01/23)(a)	1,114	1,133,606
3.00%, 02/02/23 (Call 01/02/23)	2,572	2,616,624
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)(a)	3,132	3,162,850
3.75%, 12/06/23 (Call 11/06/23)(a)	4,059	4,224,404
U.S. Bank N.A./Cincinnati OH
1.95%, 01/09/23 (Call 12/09/22)(a)	2,545	2,569,457
2.85%, 01/23/23 (Call 12/23/22)(a)	2,363	2,404,163
3.40%, 07/24/23 (Call 06/23/23)	5,133	5,284,526
Wells Fargo & Co.
4.13%, 08/15/23	5,739	5,962,878
Series M, 3.45%, 02/13/23	4,000	4,088,080
Westpac Banking Corp.
2.00%, 01/13/23(a)	2,431	2,455,116
2.75%, 01/11/23(a)	4,683	4,764,063
3.65%, 05/15/23	3,742	3,860,734
		453,867,442
Beverages — 1.6%
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)(a)	2,447	2,491,070
4.25%, 05/01/23	3,932	4,065,256
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	4,904	4,978,149
3.50%, 09/18/23 (Call 08/18/23)	1,257	1,297,237
Fomento Economico Mexicano SAB de CV, 2.88%,
05/10/23(a)	875	889,026
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	2,670	2,739,687
4.06%, 05/25/23 (Call 04/25/23)(a)	3,510	3,623,829
PepsiCo Inc.
0.40%, 10/07/23	1,686	1,663,357
0.75%, 05/01/23(a)	1,904	1,896,993
2.75%, 03/01/23	3,438	3,507,448
		27,152,052
Biotechnology — 1.0%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	3,531	3,576,550
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 02/08/22)	3,870	3,825,185
2.50%, 09/01/23 (Call 07/01/23)	3,618	3,679,434
Illumina Inc., 0.55%, 03/23/23	1,615	1,601,838
Royalty Pharma PLC, 0.75%, 09/02/23	4,149	4,087,138
		16,770,145
Building Materials — 0.4%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23
(Call 08/21/23)	2,760	2,861,154
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	952	971,459

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Martin Marietta Materials Inc., 0.65%, 07/15/23
(Call 07/15/22)	$2,545	$2,517,310
		6,349,923
Chemicals — 1.4%
Air Products and Chemicals Inc., 2.75%, 02/03/23	809	821,046
CF Industries Inc., 3.45%, 06/01/23(a)	1,805	1,843,808
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	9,217	9,636,189
International Flavors & Fragrances Inc., 3.20%, 05/01/23
(Call 02/01/23)	590	600,325
Linde Inc./CT, 2.70%, 02/21/23 (Call 11/21/22)(a)	1,811	1,837,803
LYB International Finance BV, 4.00%, 07/15/23	1,966	2,035,891
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	2,940	3,061,363
Nutrien Ltd., 1.90%, 05/13/23	2,663	2,678,818
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	1,148	1,169,870
		23,685,113
Commercial Services — 1.0%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	1,768	1,822,172
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	2,406	2,462,782
4.00%, 06/01/23 (Call 05/01/23)	2,278	2,347,843
Moody's Corp., 2.63%, 01/15/23 (Call 12/15/22)	2,739	2,776,305
PayPal Holdings Inc., 1.35%, 06/01/23	3,963	3,969,975
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	3,512	3,591,301
		16,970,378
Computers — 3.3%
Apple Inc.
0.75%, 05/11/23(a)	6,910	6,884,571
2.40%, 01/13/23 (Call 12/13/22)(a)	2,818	2,855,536
2.40%, 05/03/23	15,550	15,806,731
2.85%, 02/23/23 (Call 12/23/22)(a)	8,265	8,411,786
Dell International LLC/EMC Corp., 5.45%, 06/15/23
(Call 04/15/23)	3,707	3,881,970
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	4,088	4,128,676
4.45%, 10/02/23 (Call 09/02/23)	4,692	4,901,404
International Business Machines Corp., 3.38%, 08/01/23	5,350	5,515,743
Leidos Inc., 2.95%, 05/15/23 (Call 04/15/23)	2,279	2,315,965
		54,702,382
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	1,632	1,650,066
2.10%, 05/01/23(a)	955	965,113
Procter & Gamble Co. (The), 3.10%, 08/15/23(a)	3,895	4,012,824
Unilever Capital Corp.
0.38%, 09/14/23	1,118	1,101,387
3.13%, 03/22/23 (Call 02/22/23)	1,989	2,029,794
		9,759,184
Diversified Financial Services — 5.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	11,950	11,801,103
3.30%, 01/23/23 (Call 12/23/22)(a)	1,871	1,905,894
4.13%, 07/03/23 (Call 06/03/23)	2,615	2,693,345
4.50%, 09/15/23 (Call 08/15/23)	3,864	4,017,903
Air Lease Corp.
2.25%, 01/15/23	2,284	2,307,297
2.75%, 01/15/23 (Call 12/15/22)	1,247	1,263,872
3.00%, 09/15/23 (Call 07/15/23)	2,987	3,042,857
3.88%, 07/03/23 (Call 06/03/23)	2,351	2,416,240
Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)(a)	$2,341	$2,425,323
5.00%, 04/01/23	1,987	2,060,420
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	4,670	4,653,235
3.05%, 06/05/23 (Call 05/05/23)	3,141	3,198,166
American Express Co.
3.40%, 02/27/23 (Call 01/27/23)	6,383	6,534,851
3.70%, 08/03/23 (Call 07/03/23)	7,016	7,251,457
Ameriprise Financial Inc., 4.00%, 10/15/23	2,901	3,025,888
BGC Partners Inc., 5.38%, 07/24/23	1,717	1,792,582
Capital One Bank USA N.A., 3.38%, 02/15/23	4,005	4,098,597
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	3,805	3,858,612
3.20%, 01/30/23 (Call 12/30/22)	4,429	4,513,948
3.50%, 06/15/23	3,370	3,461,563
Charles Schwab Corp. (The), 2.65%, 01/25/23
(Call 12/25/22)(a)	3,753	3,810,196
Eaton Vance Corp., 3.63%, 06/15/23	625	643,256
Intercontinental Exchange Inc.
0.70%, 06/15/23	3,142	3,118,058
3.45%, 09/21/23 (Call 08/21/23)	1,506	1,552,972
4.00%, 10/15/23(a)	2,894	3,017,574
Jefferies Financial Group Inc., 5.50%, 10/18/23
(Call 01/18/23)(a)	120	124,618
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	1,203	1,242,170
		89,831,997
Electric — 5.2%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23(a)	895	928,724
American Electric Power Co. Inc., Series M, 0.75%,
11/01/23 (Call 02/28/22)(a)	1,660	1,638,935
Baltimore Gas & Electric Co., 3.35%, 07/01/23
(Call 04/01/23)(a)	1,350	1,381,171
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	1,513	1,537,995
3.75%, 11/15/23 (Call 08/15/23)(a)	1,999	2,070,264
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	2,199	2,290,742
Connecticut Light & Power Co. (The), 2.50%, 01/15/23
(Call 10/15/22)	1,732	1,750,827
Consolidated Edison Inc., Series A, 0.65%, 12/01/23
(Call 02/28/22)(a)	2,270	2,233,249
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	730	721,780
3.38%, 08/15/23 (Call 05/15/23)(a)	932	956,828
Delmarva Power & Light Co., 3.50%, 11/15/23
(Call 08/15/23)	2,272	2,347,180
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	1,226	1,243,152
3.05%, 03/15/23 (Call 02/15/23)(a)	1,226	1,250,226
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	2,357	2,439,849
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	1,150	1,186,949
Duke Energy Progress LLC, 3.38%, 09/01/23
(Call 08/01/23)	770	792,761
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,664	1,682,603
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 02/28/22)	4,021	3,969,089
4.05%, 09/01/23 (Call 06/01/23)	1,468	1,513,948
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)(a)	874	886,717
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	2,016	2,042,551

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series N, 3.80%, 12/01/23 (Call 11/01/23)	$1,697	$1,761,248
Florida Power & Light Co., 2.75%, 06/01/23
(Call 12/01/22)(a)	1,877	1,901,889
Georgia Power Co., Series A, 2.10%, 07/30/23	2,625	2,648,677
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	1,868	1,895,198
3.40%, 11/15/23 (Call 08/15/23)	1,039	1,070,825
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	6,612	6,580,990
Northern States Power Co./MN, 2.60%, 05/15/23
(Call 11/15/22)	1,392	1,406,936
OGE Energy Corp., 0.70%, 05/26/23 (Call 02/28/22)	1,670	1,649,743
Oklahoma Gas & Electric Co., 0.55%, 05/26/23
(Call 02/28/22)	325	321,552
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 02/08/22)	3,745	3,709,872
3.25%, 06/15/23 (Call 03/15/23)	1,657	1,674,481
3.85%, 11/15/23 (Call 08/15/23)(a)	2,130	2,173,452
4.25%, 08/01/23 (Call 07/01/23)	1,808	1,853,435
PacifiCorp., 2.95%, 06/01/23 (Call 03/01/23)(a)	827	840,356
Public Service Co. of New Hampshire, 3.50%, 11/01/23
(Call 08/01/23)(a)	515	530,409
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)(a)	1,819	1,840,119
3.25%, 09/01/23 (Call 08/01/23)	1,207	1,239,649
San Diego Gas & Electric Co., Series NNN, 3.60%,
09/01/23 (Call 06/01/23)	1,695	1,745,036
Southern California Edison Co.
0.70%, 04/03/23	435	430,767
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	2,633	2,704,855
Series D, 3.40%, 06/01/23 (Call 05/01/23)	1,156	1,181,074
Series J, 0.70%, 08/01/23	1,470	1,453,286
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	5,083	5,177,188
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23
(Call 12/15/22)(a)	2,878	2,915,846
WEC Energy Group Inc., 0.55%, 09/15/23	2,653	2,609,889
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)(a)	1,959	1,929,302
		88,111,614
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	1,443	1,459,566

Electronics — 0.4%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	2,394	2,461,176
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	895	916,265
Flex Ltd., 5.00%, 02/15/23	1,433	1,485,132
Honeywell International Inc., 3.35%, 12/01/23(a)	204	211,101
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	1,509	1,558,390
		6,632,064
Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)	1,651	1,708,884
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	3,116	3,156,726
		4,865,610
Food — 1.1%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	2,829	2,896,330
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)(a)	1,890	1,861,669
3.20%, 01/25/23 (Call 10/25/22)(a)	1,563	1,586,898
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)	3,443	3,564,262
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	2,265	2,323,663
Kellogg Co., 2.65%, 12/01/23(a)	2,569	2,623,155
Security	Par (000)	Value

Food (continued)
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	$2,764	$2,849,712
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	1,455	1,507,977
		19,213,666
Gas — 0.5%
Atmos Energy Corp., 0.63%, 03/09/23 (Call 02/14/22)	270	268,466
CenterPoint Energy Resources Corp., 0.70%, 03/02/23
(Call 02/28/22)(a)	239	237,100
Eastern Energy Gas Holdings LLC, 3.55%, 11/01/23
(Call 08/01/23)	1,366	1,405,191
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)(a)	1,189	1,207,751
ONE Gas Inc., 0.85%, 03/11/23 (Call 02/28/22)	3,570	3,548,901
Southern Co. Gas Capital Corp., 2.45%, 10/01/23
(Call 08/01/23)(a)	1,387	1,409,150
		8,076,559
Health Care - Products — 1.0%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)(a)	4,459	4,615,422
Baxter International Inc., 0.87%, 12/01/23(a)(b)	3,030	2,990,762
PerkinElmer Inc., 0.55%, 09/15/23 (Call 09/15/22)	1,895	1,866,272
Stryker Corp., 0.60%, 12/01/23 (Call 02/08/22)	2,210	2,174,220
Thermo Fisher Scientific Inc., 0.80%, 10/18/23
(Call 10/18/22)(a)	4,950	4,900,153
		16,546,829
Health Care - Services — 1.9%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	5,455	5,551,444
Anthem Inc.
0.45%, 03/15/23	1,895	1,879,291
3.30%, 01/15/23	4,128	4,214,069
HCA Inc., 4.75%, 05/01/23	4,704	4,883,269
Humana Inc., 0.65%, 08/03/23 (Call 02/07/22)	5,620	5,552,841
Laboratory Corp. of America Holdings, 4.00%, 11/01/23
(Call 08/01/23)(a)	662	685,203
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23
(Call 03/01/23)	1,786	1,828,471
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	1,783	1,810,476
2.88%, 03/15/23	3,220	3,284,883
3.50%, 06/15/23	2,659	2,741,243
		32,431,190
Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	3,079	3,139,348
Blackstone Secured Lending Fund, 3.65%, 07/14/23	1,180	1,207,612
		4,346,960
Home Builders — 0.3%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)(a)	1,917	1,970,580
5.75%, 08/15/23 (Call 05/15/23)	1,523	1,604,222
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)(a)	1,833	1,924,613
		5,499,415
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.40%, 06/01/23(a)	1,219	1,237,736

Insurance — 1.9%
Allstate Corp. (The), 3.15%, 06/15/23(a)	2,394	2,452,797
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	1,562	1,621,793
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	956	1,000,358
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	1,029	1,069,080
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	7,602	7,723,556
3.00%, 02/11/23	2,223	2,267,993

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Chubb INA Holdings Inc., 2.70%, 03/13/23	$165	$168,006
Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	2,148	2,209,046
Jackson Financial Inc., 1.13%, 11/22/23(a)(b)	2,215	2,192,274
Lincoln National Corp., 4.00%, 09/01/23	1,850	1,920,374
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	2,485	2,518,523
Marsh & McLennan Companies Inc., 3.30%, 03/14/23
(Call 01/14/23)	1,747	1,781,608
MetLife Inc., Series D, 4.37%, 09/15/23	3,852	4,030,925
Principal Financial Group Inc., 3.13%, 05/15/23(a)	997	1,018,366
Reinsurance Group of America Inc., 4.70%, 09/15/23	558	584,511
		32,559,210
Internet — 1.4%
Alibaba Group Holding Ltd., 2.80%, 06/06/23
(Call 05/06/23)	2,219	2,252,973
Amazon.com Inc.
0.25%, 05/12/23	1,170	1,158,826
0.40%, 06/03/23(a)	2,344	2,324,428
2.40%, 02/22/23 (Call 01/22/23)	4,650	4,716,402
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	3,690	3,811,216
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	3,109	3,158,620
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)(a)	4,011	4,073,933
Expedia Group Inc., 3.60%, 12/15/23 (Call 11/15/23)	1,804	1,856,785
		23,353,183
Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	2,273	2,345,054
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	1,833	1,884,507
		4,229,561
Lodging — 0.3%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	2,050	2,034,584
3.38%, 07/15/23 (Call 04/15/23)(a)	1,847	1,879,415
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23
(Call 11/01/23)	1,275	1,323,934
		5,237,933
Machinery — 2.3%
Caterpillar Financial Services Corp.
0.25%, 03/01/23(a)	3,305	3,278,891
0.45%, 09/14/23	3,358	3,316,730
0.65%, 07/07/23	2,911	2,888,236
2.63%, 03/01/23	1,130	1,146,961
3.45%, 05/15/23(a)	2,013	2,071,055
3.65%, 12/07/23	1,673	1,743,450
3.75%, 11/24/23	3,154	3,288,739
CNH Industrial Capital LLC, 1.95%, 07/02/23	1,935	1,943,495
CNH Industrial NV, 4.50%, 08/15/23	2,714	2,818,706
John Deere Capital Corp.
0.25%, 01/17/23(a)	2,275	2,261,964
0.40%, 10/10/23(a)	993	979,317
0.70%, 07/05/23	369	366,413
1.20%, 04/06/23(a)	1,681	1,681,925
2.70%, 01/06/23(a)	862	876,757
2.80%, 01/27/23	1,772	1,805,579
2.80%, 03/06/23(a)	3,594	3,666,096
3.45%, 06/07/23	1,018	1,048,102
3.65%, 10/12/23	2,841	2,952,168
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/15/22)	250	246,725
		38,381,309
Security	Par (000)	Value

Manufacturing — 0.6%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	$2,654	$2,676,081
2.25%, 03/15/23 (Call 02/15/23)(a)	3,299	3,339,941
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 09/01/22)	1,120	1,101,453
General Electric Co., 3.10%, 01/09/23(a)	75	76,419
Trane Technologies Global Holding Co. Ltd., 4.25%,
06/15/23(a)	3,316	3,439,985
		10,633,879
Media — 0.6%
Discovery Communications LLC, 2.95%, 03/20/23
(Call 02/20/23)	3,480	3,536,759
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	2,601	2,708,864
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	4,044	4,344,024
		10,589,647
Metal Fabricate & Hardware — 0.3%
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)(a)	1,095	1,145,009
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	4,531	4,582,744
		5,727,753
Mining — 0.4%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23(a)	2,762	2,873,889
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	3,700	3,755,648
		6,629,537
Oil & Gas — 4.4%
BP Capital Markets America Inc., 2.75%, 05/10/23	4,269	4,349,983
BP Capital Markets PLC
2.75%, 05/10/23	992	1,009,876
3.99%, 09/26/23(a)	2,900	3,024,526
Canadian Natural Resources Ltd., 2.95%, 01/15/23
(Call 12/15/22)(a)	4,139	4,203,734
Chevron Corp.
1.14%, 05/11/23	3,076	3,078,861
2.57%, 05/16/23 (Call 03/16/23)	4,012	4,077,235
3.19%, 06/24/23 (Call 03/24/23)	7,278	7,453,036
Chevron USA Inc., 0.43%, 08/11/23	2,831	2,800,000
Continental Resources Inc./OK, 4.50%, 04/15/23
(Call 01/15/23)	3,000	3,078,030
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	5,755	5,826,304
Exxon Mobil Corp.
1.57%, 04/15/23	9,160	9,211,388
2.73%, 03/01/23 (Call 01/01/23)(a)	4,426	4,495,355
HollyFrontier Corp., 2.63%, 10/01/23(a)	1,528	1,545,679
Phillips 66, 3.70%, 04/06/23	2,508	2,576,569
Shell International Finance BV
0.38%, 09/15/23	3,272	3,229,268
3.50%, 11/13/23 (Call 10/13/23)	3,504	3,633,122
Suncor Energy Inc., 2.80%, 05/15/23	1,520	1,545,627
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	4,543	4,635,405
TotalEnergies Capital International SA, 2.70%, 01/25/23	4,233	4,301,702
		74,075,700
Oil & Gas Services — 0.6%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
1.23%, 12/15/23	1,830	1,822,241
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	2,451	2,512,348
Schlumberger Investment SA, 3.65%, 12/01/23
(Call 09/01/23)	5,431	5,620,325
		9,954,914
Packaging & Containers — 0.1%
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	1,858	1,897,352

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 6.2%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	$4,088	$4,158,477
3.75%, 11/14/23 (Call 10/14/23)(a)	4,953	5,137,499
AmerisourceBergen Corp., 0.74%, 03/15/23
(Call 03/15/22)(a)	4,355	4,326,867
AstraZeneca PLC
0.30%, 05/26/23	2,085	2,063,441
3.50%, 08/17/23 (Call 07/17/23)	3,713	3,835,455
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 02/28/22)(a)	3,035	2,997,791
2.75%, 02/15/23 (Call 01/15/23)	3,311	3,366,459
3.25%, 02/20/23 (Call 01/20/23)	3,084	3,156,073
3.25%, 11/01/23	1,395	1,441,705
Cardinal Health Inc., 3.20%, 03/15/23	2,046	2,086,347
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	3,710	3,787,094
3.75%, 07/15/23 (Call 06/15/23)	3,955	4,081,837
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)(a)	590	613,175
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	4,344	4,427,318
3.38%, 05/15/23(a)	4,139	4,253,774
GlaxoSmithKline Capital PLC, 0.53%, 10/01/23
(Call 10/01/22)	4,363	4,307,852
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)(a)	2,751	2,785,470
3.38%, 12/05/23(a)	2,517	2,618,913
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	1,642	1,662,607
Merck & Co. Inc., 2.80%, 05/18/23	6,923	7,073,160
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	1,825	1,894,806
Pfizer Inc.
3.00%, 06/15/23(a)	4,280	4,387,257
3.20%, 09/15/23 (Call 08/15/23)	4,158	4,283,488
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	4,422	4,544,312
Shire Acquisitions Investments Ireland DAC, 2.88%,
09/23/23 (Call 07/23/23)	9,377	9,562,196
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23
(Call 10/26/23)	5,604	5,864,586
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	5,727	5,820,236
		104,538,195
Pipelines — 3.5%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	738	749,166
Enbridge Inc.
0.55%, 10/04/23	1,500	1,475,895
4.00%, 10/01/23 (Call 07/01/23)(a)	3,350	3,468,355
Energy Transfer LP
3.45%, 01/15/23 (Call 10/15/22)	984	999,646
3.60%, 02/01/23 (Call 11/01/22)	2,656	2,698,018
4.25%, 03/15/23 (Call 12/15/22)	3,728	3,813,595
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	2,245	2,327,122
Energy Transfer LP/Regency Energy Finance Corp., 4.50%,
11/01/23 (Call 08/01/23)	2,338	2,425,932
Enterprise Products Operating LLC, 3.35%, 03/15/23
(Call 12/15/22)	5,368	5,465,966
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	2,460	2,502,214
3.50%, 09/01/23 (Call 06/01/23)	2,247	2,306,096
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)	3,787	3,852,288
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	1,942	1,980,685
4.50%, 07/15/23 (Call 04/15/23)(a)	4,062	4,197,386
Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)(a)	$1,480	$1,592,584
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)(a)	1,924	2,009,002
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)(a)	1,616	1,636,119
3.85%, 10/15/23 (Call 07/15/23)	2,601	2,681,527
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23
(Call 01/15/23)(a)	4,091	4,250,426
TransCanada PipeLines Ltd., 3.75%, 10/16/23
(Call 07/16/23)	2,630	2,714,002
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	2,983	3,037,052
4.50%, 11/15/23 (Call 08/15/23)(a)	2,704	2,829,574
		59,012,650
Real Estate Investment Trusts — 2.0%
American Campus Communities Operating Partnership LP,
3.75%, 04/15/23 (Call 01/15/23)	1,665	1,701,280
American Tower Corp.
3.00%, 06/15/23	2,994	3,056,575
3.50%, 01/31/23	4,080	4,169,352
AvalonBay Communities Inc., 4.20%, 12/15/23
(Call 09/16/23)	1,304	1,360,959
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)(a)	2,052	2,096,549
Brandywine Operating Partnership LP, 3.95%, 02/15/23
(Call 11/15/22)(a)	1,270	1,295,552
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%,
04/15/23	3,775	3,873,452
Crown Castle International Corp., 3.15%, 07/15/23
(Call 06/15/23)(a)	2,891	2,954,718
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	2,590	2,631,051
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	1,268	1,290,444
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23
(Call 08/01/23)(a)	1,695	1,786,360
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)	1,368	1,392,487
Mid-America Apartments LP, 4.30%, 10/15/23
(Call 07/15/23)	360	373,702
Omega Healthcare Investors Inc., 4.38%, 08/01/23
(Call 06/01/23)(a)	1,321	1,365,055
Piedmont Operating Partnership LP, 3.40%, 06/01/23
(Call 03/01/23)	840	854,482
Simon Property Group LP, 2.75%, 06/01/23
(Call 03/01/23)(a)	2,588	2,626,121
		32,828,139
Retail — 2.8%
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	1,447	1,465,941
3.13%, 07/15/23 (Call 04/15/23)	2,383	2,433,282
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	4,319	4,399,161
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)	4,406	4,477,377
Lowe's Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)	2,177	2,252,324
McDonald's Corp., 3.35%, 04/01/23 (Call 03/01/23)	4,920	5,032,225
O'Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	1,526	1,568,270
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)(a)	4,858	4,954,091
3.85%, 10/01/23 (Call 07/01/23)	2,821	2,917,507
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	2,391	2,424,498
Walgreens Boots Alliance Inc., 0.95%, 11/17/23
(Call 05/17/22)	2,500	2,473,850

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	$7,162	$7,264,775
3.40%, 06/26/23 (Call 05/26/23)	5,705	5,882,140
		47,545,441
Semiconductors — 1.0%
Altera Corp., 4.10%, 11/15/23	1,317	1,377,398
Marvell Technology Inc., 4.20%, 06/22/23 (Call 05/22/23)	310	319,895
Microchip Technology Inc.
2.67%, 09/01/23	3,400	3,450,218
4.33%, 06/01/23 (Call 05/01/23)	4,103	4,243,774
NVIDIA Corp., 0.31%, 06/15/23 (Call 06/15/22)	280	276,996
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	4,787	4,860,672
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 06/01/22)	1,810	1,792,732
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)	934	943,966
		17,265,651
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23
(Call 08/16/22)(a)(b)	1,290	1,269,360

Software — 3.4%
Adobe Inc., 1.70%, 02/01/23	2,662	2,682,710
Fidelity National Information Services Inc., 0.38%, 03/01/23	3,245	3,212,193
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)(a)	4,373	4,528,242
Intuit Inc., 0.65%, 07/15/23(a)	2,672	2,648,326
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(a)	5,018	5,082,732
2.38%, 05/01/23 (Call 02/01/23)(a)	3,723	3,773,149
3.63%, 12/15/23 (Call 09/15/23)	5,503	5,716,241
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)(a)	9,145	9,253,185
2.63%, 02/15/23 (Call 01/15/23)	4,675	4,735,822
3.63%, 07/15/23	3,673	3,784,329
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)(a)	3,363	3,470,112
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)(a)	4,926	5,044,273
VMware Inc., 0.60%, 08/15/23	3,515	3,467,477
		57,398,791
Telecommunications — 0.9%
AT&T Inc., 4.05%, 12/15/23(a)	2,005	2,098,694
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)	2,643	2,766,296
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(a)	3,719	3,774,859
2.60%, 02/28/23	1,612	1,639,001
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)(a)	1,931	1,955,794
4.10%, 10/01/23 (Call 07/01/23)(a)	2,800	2,895,004
Vodafone Group PLC, 2.95%, 02/19/23(a)	320	325,437
		15,455,085
Security	Par/ Shares (000)	Value

Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	$710	$724,051

Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	3,082	3,132,422
3.85%, 09/01/23 (Call 06/01/23)	3,378	3,495,859
Canadian Pacific Railway Co., 4.45%, 03/15/23
(Call 12/15/22)	722	741,732
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)(a)	709	720,755
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	2,916	2,958,894
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)(a)	1,602	1,635,033
3.75%, 06/09/23 (Call 05/09/23)	1,713	1,762,728
3.88%, 12/01/23 (Call 11/01/23)	1,078	1,119,773
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	1,625	1,648,270
2.95%, 01/15/23 (Call 10/15/22)(a)	1,168	1,184,048
3.50%, 06/08/23 (Call 05/08/23)(a)	2,516	2,586,750
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)	4,324	4,388,212
		25,374,476
Total Corporate Bonds & Notes — 96.5%
(Cost: $1,615,619,487)		1,621,692,416

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(c)(d)(e)	62,854	62,873,044
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(c)(d)	84,535	84,535,000
		147,408,044
Total Short-Term Investments — 8.7%
(Cost: $147,387,141)		147,408,044

Total Investments in Securities — 105.2%
(Cost: $1,763,006,628)		1,769,100,460

Other Assets, Less Liabilities — (5.2)%.		(88,199,155)

Net Assets—100.0%		$1,680,901,305

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2023 Term Corporate ETF
January 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$63,852,862	$—		$(970,314	)(a)	$(3,170)	$(6,334)	$62,873,044	62,854	$22,319	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	45,305,000	39,230,000	(a)	—		—	—	84,535,000	84,535	697		—
						$(3,170)	$(6,334)	$147,408,044		$23,016		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$1,621,692,416	$—	$1,621,692,416
Money Market Funds	147,408,044	—	—	147,408,044
	$147,408,044	$1,621,692,416	$—	$1,769,100,460